(Loss)/ Earnings per Common Share - Calculation per Share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Numerator:
Net income/ (loss)	$ 4,335	$ 31,017	$ (5,368)	$ 31,886
Less:
Dividend declared on restricted shares	0	(47)	0	(94)
Undistributed loss attributable to Series C participating preferred shares	0	0	0	0
Net income/ (loss) attributable to common stockholders, basic and diluted	$ 4,335	$ 30,970	$ (5,368)	$ 31,792
Denominator:
Denominator for basic net income/ (loss) per share - weighted average shares	16,754,406	15,888,354	16,611,298	15,803,166
Denominator for diluted net income/ (loss) per share - adjusted weighted average shares	16,847,288	16,043,704	16,611,298	15,958,897
Net income/ (loss) per share, basic	$ 0.26	$ 1.95	$ (0.32)	$ 2.01
Net income/ (loss) per share, diluted	$ 0.26	$ 1.93	$ (0.32)	$ 1.99